Other Comprehensive Income (Loss) (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		¥ (16,585)	¥ (14,133)	¥ (27,085)
Income taxes		56,223	96,150	98,024
Consolidated net income		(139,517)	(266,742)	(255,860)
Net income attributable to noncontrolling interests		14,412	13,987	13,937
Net income attributable to Canon Inc.		(125,105)	(252,755)	(241,923)
Total amount reclassified, net of tax and noncontrolling interests	[1]	7,550	3,889	(3,677)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]	(154)		(39)
Income taxes	[1]			12
Consolidated net income	[1]	(154)		(27)
Net income attributable to noncontrolling interests	[1]			11
Net income attributable to Canon Inc.	[1]	(154)		(16)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gains and losses on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]		(178)	(18,472)
Income taxes	[1]		37	5,727
Consolidated net income	[1]		(141)	(12,745)
Net income attributable to noncontrolling interests	[1]			165
Net income attributable to Canon Inc.	[1]		(141)	(12,580)
Reclassification out of Accumulated Other Comprehensive Income | Gains and losses on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1],[2]	661	1,341	5,772
Income taxes	[1]	(2)	(392)	(1,732)
Consolidated net income	[1]	659	949	4,040
Net income attributable to noncontrolling interests	[1]	(9)	(4)	(26)
Net income attributable to Canon Inc.	[1]	650	945	4,014
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]	9,953	3,853	7,005
Income taxes	[1]	(2,523)	(699)	(1,832)
Consolidated net income	[1]	7,430	3,154	5,173
Net income attributable to noncontrolling interests	[1]	(376)	(69)	(268)
Net income attributable to Canon Inc.	[1]	¥ 7,054	¥ 3,085	¥ 4,905

[1]	Amounts in parentheses indicate gains in consolidated statements of income.
[2]	After the adoption of ASU No 2017-12, gains and losses on derivative are reclassified into net sales, which had been classified into other, net. Please refer to Notes 1(x) and 17 for more detailed information.